COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Future maturities of debt and required payments under capital and operating leases as of December 31, 2014 are as follows:

	Debt	Capital Leases	Operating Leases
2015	$3,204,034	$2,441,542	$3,751,512
2016	2,583,432	1,687,699	2,692,735
2017	10,124,710	1,044,927	1,585,859
2018	-	-	292,098
2019	-	-	73,175

Totals	$15,912,176	$5,174,168	$8,395,379

Litigation

From time to time, HII may be subject to routine litigation, claims, or disputes in the ordinary course of business. In the opinion of management; no pending or known threatened claims, actions or proceedings against HII are expected to have a material adverse effect on HII's consolidated financial position, results of operations or cash flows. HII cannot predict with certainty, however, the outcome or effect of any of the litigation or investigatory matters specifically described above or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any lawsuits and investigations.

Leases

The Company has entered into various operating leases for office and storage facilities for terms ranging from month to month to six months. Rent expense for years ended December 31, 2014 and 2013 for these leases amounted to $221,993 and $118,156, respectively.

On December 7, 2012, as amended on July 19, 2013 and October 24, 2014, the Company's subsidiary, STP, entered into a strategic alliance agreement with PRC for an operating lease of equipment. Under the agreement, PRC agreed to fund the purchase of generators, light towers and related equipment for STP's rental fleet. Under the agreement, STP's monthly lease payment to PRC was calculated as 50% of monthly rental revenue earned on the leased PRC equipment, and was amended in October 2014 to change the monthly lease payment to $45,000. The lease effectively started in January 2013, and in January 2013 the Company issued 350,000 shares of common stock as a deposit for future lease payments. During the years ended December 31, 2014 and 2013, STP recognized $549,624 and $274,015 in lease expense, respectively.

In January 2013, the Company entered into a master lease agreement with Enterprise Leasing Company (“Enterprise”) for its rolling stock which is being accounted for as an operating lease. As of December 31, 2014 the Company leases 102 vehicles and 55 trailers under this master lease with monthly lease payments totaling approximately $123,570. Seven of the leased vehicles resulted from a sale/leaseback transaction with Enterprise in January 2013 where Enterprise purchased seven vehicles from the Company for $87,375 resulting in a net loss of $11,773. $2,133 of the loss was recognized immediately and the remainder is being amortized over the life of each respective lease.

On May 17, 2013, the Company's subsidiary, AES Water Solutions, entered into a lease agreement with Power Reserve Corp (“PRC”) to acquire lay flat hose and related equipment, which will be used in our frac water transfer service revenue activities, which is being accounted for as an operating lease. Under the agreement, the monthly lease payment to PRC is $50,000. The lease has an initial term of 12 months, with an option to extend for two additional one year terms. During the year ended December 31, 2014, we recognized $600,000 in lease expense.

On January 1, 2014, the Company's subsidiary, AES Water Solutions, entered into a lease agreement with Power Reserve Corp (“PRC”) to acquire lay flat hose and related equipment, which will be used in our frac water transfer service revenue activities, which is being accounted for as an operating lease. Under the agreement, the monthly lease payment to PRC is $20,000, and the lease has a term of 30 months. During the year ended December 31, 2014, we recognized $240,000 in lease expense.

On August 29, 2014, the Company, entered into a lease agreement with Power Reserve Corp (“PRC”) to acquire lay flat hose and related equipment, which will be used in our frac water transfer service revenue activities, which is being accounted for as an operating lease. Under the agreement, the monthly lease payment to PRC is $30,000, and the lease has a term of 6 months. During the year ended December 31, 2014, we recognized $120,000 in lease expense.

On December 15, 2014, the Company's subsidiary, STP, entered into a lease agreement with Nations Fund I, LLC (“NEF”) to acquire generators and trailers which will be used in our portable power service revenue activities, which is being accounted for as an operating lease. Under the agreement, the monthly lease payment to NEF is $30,228. The lease effectively started in January 2015 for a term of 36 months. During the year ended December 31, 2014, STP recognized $13,074 in lease expense for interim lease payments prior to the effective commencement date of the base lease term.